New Perspective Fund®
Investment portfolio
June 30, 2025
unaudited

Common stocks 97.16% Information technology 20.96%	Shares	Value (000)
Microsoft Corp.	11,266,995	$5,604,316
Taiwan Semiconductor Manufacturing Co., Ltd.	133,170,941	4,832,302
Broadcom, Inc.	16,802,144	4,631,511
NVIDIA Corp.	18,038,462	2,849,897
ASML Holding NV	1,347,349	1,075,426
ASML Holding NV (ADR)	1,156,168	926,541
Shopify, Inc., Class A, subordinate voting shares (a)	14,663,357	1,691,418
Cloudflare, Inc., Class A (a)	5,550,785	1,087,010
Synopsys, Inc. (a)	2,056,469	1,054,311
SAP SE	3,221,276	979,551
ServiceNow, Inc. (a)	822,672	845,773
Fujitsu, Ltd.	28,852,500	704,257
KLA Corp.	738,773	661,749
Salesforce, Inc.	2,278,200	621,242
Keyence Corp.	1,387,440	557,269
SK hynix, Inc.	2,167,438	468,948
Motorola Solutions, Inc.	1,070,914	450,276
Palantir Technologies, Inc., Class A (a)	3,272,095	446,052
Apple, Inc.	2,097,910	430,428
Micron Technology, Inc.	3,121,072	384,672
Samsung Electronics Co., Ltd.	7,657,961	339,320
Atlassian Corp., Class A (a)	1,407,917	285,934
TDK Corp.	20,566,900	242,153
Keysight Technologies, Inc. (a)	1,298,196	212,722
Sage Group PLC (The)	12,254,714	210,352
MicroStrategy, Inc., Class A (a)	484,131	195,700
ON Semiconductor Corp. (a)	3,288,180	172,333
ARM Holdings PLC (ADR) (a)(b)	930,878	150,560
MediaTek, Inc.	2,600,320	111,269
Tokyo Electron, Ltd.	539,327	103,667
EPAM Systems, Inc. (a)	464,455	82,125
Capgemini SE	377,218	64,452
Accenture PLC, Class A	164,193	49,076
Oracle Corp.	215,946	47,212
		32,569,824
Industrials 14.69%
Rolls-Royce Holdings PLC	116,912,418	1,552,803
Safran SA	4,715,186	1,532,418
DSV A/S	6,020,353	1,446,691
Airbus SE, non-registered shares	6,468,155	1,350,573
Carrier Global Corp.	16,431,886	1,202,650
Siemens AG	4,082,084	1,046,568
BAE Systems PLC	39,909,756	1,033,465
RELX PLC	18,114,337	978,921
Schneider Electric SE	3,416,974	908,850
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
General Electric Co.	3,392,890	$873,296
TransDigm Group, Inc.	559,068	850,141
ABB, Ltd.	12,622,764	752,641
Ryanair Holdings PLC (ADR)	12,862,680	741,791
Northrop Grumman Corp.	1,358,811	679,378
Honeywell International, Inc.	2,714,850	632,234
HEICO Corp.	1,630,976	534,960
Howmet Aerospace, Inc.	2,716,581	505,637
Copart, Inc. (a)	9,976,359	489,540
Boeing Co. (The) (a)	2,191,136	459,109
Ingersoll-Rand, Inc.	5,318,851	442,422
ASSA ABLOY AB, Class B	10,889,304	339,769
Hitachi, Ltd.	11,022,200	321,852
Deutsche Post AG	6,168,538	284,909
UL Solutions, Inc., Class A	3,118,011	227,178
Deere & Co.	399,445	203,114
Marubeni Corp.	9,877,200	199,800
L3Harris Technologies, Inc.	784,050	196,671
Equifax, Inc.	748,965	194,259
Daikin Industries, Ltd.	1,506,700	178,130
Diploma PLC	2,595,688	174,158
ITOCHU Corp.	3,256,100	170,849
Canadian National Railway Co. (CAD denominated)	1,632,437	170,095
GE Vernova, Inc.	315,687	167,046
XPO, Inc. (a)	1,316,934	166,315
ITT, Inc.	1,052,794	165,110
Delta Air Lines, Inc.	3,198,818	157,318
Brambles, Ltd.	10,199,515	157,214
Hanwha Aerospace Co., Ltd.	248,804	156,332
Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	154,397
Recruit Holdings Co., Ltd.	2,334,783	138,380
SMC Corp.	368,300	133,095
FTAI Aviation, Ltd.	1,083,606	124,658
Compagnie de Saint-Gobain SA, non-registered shares	1,057,561	124,127
Dayforce, Inc. (a)	2,218,114	122,861
Parker-Hannifin Corp.	171,810	120,004
3M Co.	665,624	101,335
TransUnion	675,735	59,465
Uber Technologies, Inc. (a)	541,159	50,490
VAT Group AG	113,638	47,936
Veralto Corp.	149,498	15,092
		22,836,047
Consumer discretionary 13.49%
Tesla, Inc. (a)	10,796,181	3,429,515
Royal Caribbean Cruises, Ltd.	5,946,477	1,862,080
Amazon.com, Inc. (a)	7,126,960	1,563,584
Booking Holdings, Inc.	237,872	1,377,098
MercadoLibre, Inc. (a)	473,259	1,236,924
Prosus NV, Class N	19,287,441	1,078,501
Trip.com Group, Ltd. (ADR)	15,550,664	911,891
Starbucks Corp.	9,251,539	847,719
Hermes International	283,305	767,220
Flutter Entertainment PLC (a)	2,484,854	710,072
Hilton Worldwide Holdings, Inc.	2,461,333	655,551
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	7,153,070	$508,154
Amadeus IT Group SA, Class A, non-registered shares	5,961,472	501,955
Restaurant Brands International, Inc. (b)	7,058,916	467,936
Renault SA	8,516,528	392,554
McDonald’s Corp.	1,227,673	358,689
Industria de Diseno Textil SA	5,931,042	308,662
Home Depot, Inc.	811,409	297,495
Compagnie Financiere Richemont SA, Class A	1,552,112	292,347
Sony Group Corp.	11,049,700	286,208
Ferrari NV (EUR denominated)	582,564	285,541
Aristocrat Leisure, Ltd.	6,381,357	273,707
LVMH Moet Hennessy-Louis Vuitton SE	476,865	249,742
YUM! Brands, Inc.	1,608,772	238,388
Wynn Resorts, Ltd.	2,500,000	234,175
Entain PLC	17,110,711	211,618
Duolingo, Inc., Class A (a)	497,216	203,868
Ryohin Keikaku Co., Ltd.	3,936,000	189,277
BYD Co., Ltd., Class A	4,035,153	186,911
Suzuki Motor Corp.	14,274,400	172,774
Marriott International, Inc., Class A	618,293	168,924
Hyundai Motor Co.	903,706	136,266
adidas AG	497,366	115,973
Valeo SA, non-registered shares	10,591,073	115,900
Evolution AB	1,390,952	110,501
Moncler SpA	1,372,173	78,215
Wynn Macau, Ltd. (b)	105,746,000	73,012
Naspers, Ltd., Class N	85,076	26,504
Fast Retailing Co., Ltd.	70,337	24,187
Swatch Group AG (The)	138,124	22,474
		20,972,112
Financials 12.92%
UniCredit SpA	26,848,323	1,799,835
JPMorgan Chase & Co.	6,025,319	1,746,800
Visa, Inc., Class A	3,510,065	1,246,249
Mastercard, Inc., Class A	1,661,833	933,850
Chubb, Ltd.	3,169,196	918,179
Deutsche Bank AG	29,013,824	860,231
London Stock Exchange Group PLC	5,235,299	764,256
AIA Group, Ltd.	84,845,808	760,915
Bank of America Corp.	14,722,039	696,647
Citigroup, Inc.	7,684,683	654,120
Arthur J. Gallagher & Co.	1,745,114	558,646
ICICI Bank, Ltd. (ADR)	9,280,311	312,190
ICICI Bank, Ltd.	12,897,573	217,436
Societe Generale	8,813,384	504,033
DBS Group Holdings, Ltd.	14,103,870	498,156
3i Group PLC	8,580,391	485,248
Aon PLC, Class A	1,263,296	450,693
Wise PLC, Class A (a)	31,115,461	444,191
Partners Group Holding AG	335,631	437,807
AXA SA	8,886,779	436,209
CME Group, Inc., Class A	1,512,451	416,862
S&P Global, Inc.	764,057	402,880
Hong Kong Exchanges and Clearing, Ltd.	7,422,300	395,985
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Prudential PLC	27,992,331	$350,654
Munchener Ruckversicherungs-Gesellschaft AG	518,897	336,546
Allianz SE	830,134	336,480
Edenred SA	10,697,444	331,282
Brookfield Asset Management, Ltd., Class A (b)	5,768,752	318,897
Banco Santander SA	37,147,652	307,488
Blackstone, Inc.	1,944,164	290,808
Brookfield Corp., Class A	4,647,931	287,475
Goldman Sachs Group, Inc.	378,994	268,233
TMX Group, Ltd.	5,978,678	253,416
Berkshire Hathaway, Inc., Class B (a)	360,959	175,343
Arch Capital Group, Ltd.	1,762,197	160,448
Banco Bilbao Vizcaya Argentaria SA	9,722,785	149,518
Morgan Stanley	1,021,003	143,818
Marsh & McLennan Cos., Inc.	559,095	122,240
KKR & Co., Inc.	852,099	113,355
Canadian Imperial Bank of Commerce	980,259	69,581
Intercontinental Exchange, Inc.	256,711	47,099
Intact Financial Corp.	184,425	42,885
Adyen NV (a)	13,334	24,477
Zurich Insurance Group AG	17,788	12,433
		20,083,894
Health care 12.21%
Vertex Pharmaceuticals, Inc. (a)	4,563,176	2,031,526
Eli Lilly and Co.	2,587,855	2,017,311
AstraZeneca PLC	13,025,105	1,809,346
Novo Nordisk AS, Class B	23,134,163	1,605,649
Novo Nordisk AS, Class B (ADR) (b)	801,121	55,293
EssilorLuxottica SA	5,030,692	1,380,143
Intuitive Surgical, Inc. (a)	2,309,555	1,255,035
Alnylam Pharmaceuticals, Inc. (a)	2,927,428	954,605
Thermo Fisher Scientific, Inc.	2,069,208	838,981
Boston Scientific Corp. (a)	7,641,192	820,740
Abbott Laboratories	4,714,080	641,162
BeOne Medicines, Ltd. (ADR) (a)	2,372,767	574,375
BeOne Medicines, Ltd. (a)	2,871,700	54,069
Regeneron Pharmaceuticals, Inc.	1,178,296	618,605
Danaher Corp.	2,253,041	445,066
Chugai Pharmaceutical Co., Ltd.	6,884,700	359,761
Sanofi	3,690,492	357,385
Mettler-Toledo International, Inc. (a)	290,032	340,706
Amgen, Inc.	998,613	278,823
Sonova Holding AG	872,933	260,081
Royalty Pharma PLC, Class A	7,076,107	254,952
Pfizer, Inc.	8,784,799	212,944
Illumina, Inc. (a)	1,999,116	190,736
Cooper Cos., Inc. (a)	2,342,439	166,688
Align Technology, Inc. (a)	866,713	164,095
Siemens Healthineers AG	2,662,472	147,592
Haleon PLC	28,446,151	146,190
Lonza Group AG	195,158	138,968
Grifols SA, Class B (ADR) (a)	14,039,027	126,913
Ascendis Pharma AS (ADR) (a)	623,163	107,558
AbbVie, Inc.	566,363	105,128
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CRISPR Therapeutics AG (a)(b)	2,146,363	$104,399
Bayer AG	3,134,857	94,293
Bristol-Myers Squibb Co.	1,896,432	87,786
Zimmer Biomet Holdings, Inc.	795,567	72,564
Asahi Intecc Co., Ltd.	4,396,200	69,711
Zoetis, Inc., Class A	216,890	33,824
HOYA Corp.	240,900	28,698
Daiichi Sankyo Co., Ltd.	1,188,800	27,779
		18,979,480
Communication services 11.46%
Meta Platforms, Inc., Class A	9,198,719	6,789,483
Netflix, Inc. (a)	2,398,763	3,212,255
Alphabet, Inc., Class C	7,506,454	1,331,570
Alphabet, Inc., Class A	5,694,774	1,003,590
Nintendo Co., Ltd.	11,199,700	1,079,489
ROBLOX Corp., Class A (a)	7,561,112	795,429
Tencent Holdings, Ltd.	9,699,500	621,513
Publicis Groupe SA	5,055,018	569,732
Bharti Airtel, Ltd.	22,269,904	521,847
Electronic Arts, Inc.	3,252,258	519,386
America Movil, SAB de CV, Class B (ADR)	23,254,558	417,187
MTN Group, Ltd.	44,768,864	356,153
Spotify Technology SA (a)	337,801	259,208
Swisscom AG (a)	283,787	201,185
Singapore Telecommunications, Ltd.	32,065,400	96,335
Take-Two Interactive Software, Inc. (a)	119,355	28,985
		17,803,347
Consumer staples 5.61%
Philip Morris International, Inc.	8,349,263	1,520,651
Nestle SA	14,184,455	1,409,239
Costco Wholesale Corp.	1,359,589	1,345,912
Danone SA	6,913,486	564,850
British American Tobacco PLC	11,608,979	551,831
Carlsberg A/S, Class B	3,768,908	533,999
Pernod Ricard SA	3,398,582	338,684
L’Oreal SA, bonus shares	686,197	293,496
L’Oreal SA, non-registered shares	103,095	44,095
Monster Beverage Corp. (a)	5,101,413	319,553
Mondelez International, Inc., Class A	4,626,459	312,008
Bunge Global SA	3,387,366	271,938
Anheuser-Busch InBev SA/NV	3,398,578	233,155
Estee Lauder Cos., Inc. (The), Class A	2,700,000	218,160
Carrefour SA, non-registered shares	14,742,004	207,863
Seven & i Holdings Co., Ltd.	9,731,800	156,988
Uni-Charm Corp.	20,659,500	149,274
Imperial Brands PLC	2,529,489	99,892
Ajinomoto Co., Inc.	1,706,900	46,334
Coca-Cola Co.	551,195	38,997
KOSe Corp. (b)	899,100	35,357
Varun Beverages, Ltd.	5,841,361	31,165
		8,723,441
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials 3.47%	Shares	Value (000)
Linde PLC	1,720,803	$807,366
Sika AG	2,691,865	730,768
Corteva, Inc.	8,477,196	631,806
Sherwin-Williams Co.	1,769,348	607,523
Air Liquide SA	2,284,581	471,323
Freeport-McMoRan, Inc.	9,898,629	429,106
First Quantum Minerals, Ltd. (a)	21,139,337	375,517
Shin-Etsu Chemical Co., Ltd.	8,455,700	280,203
Glencore PLC	66,664,499	259,514
Rio Tinto PLC	3,413,891	198,924
Grupo Mexico, SAB de CV, Series B	23,557,493	142,692
Vale SA (ADR), ordinary nominative shares (b)	12,393,023	120,336
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	885,838	105,540
CRH PLC	1,141,453	104,785
Gerdau SA (ADR)	22,266,850	65,019
International Paper Co.	785,327	36,777
DSM-Firmenich AG	265,383	28,216
		5,395,415
Energy 1.64%
TotalEnergies SE	19,389,900	1,189,981
Cenovus Energy, Inc. (CAD denominated)	27,730,546	377,343
Cenovus Energy, Inc.	4,780,676	65,018
Schlumberger NV	7,487,950	253,093
ConocoPhillips	2,385,794	214,101
TC Energy Corp. (CAD denominated) (b)	4,010,857	195,808
Canadian Natural Resources, Ltd. (CAD denominated)	3,387,294	106,463
Tourmaline Oil Corp.	2,015,054	97,220
South Bow Corp. (b)	1,798,974	46,700
Rosneft Oil Co. PJSC (c)	40,028,340	— (d)
		2,545,727
Utilities 0.54%
Engie SA	22,142,619	519,702
Sempra	2,872,412	217,643
AES Corp.	5,993,210	63,048
Iberdrola SA, non-registered shares	2,213,202	42,469
		842,862
Real estate 0.17%
Goodman Logistics (HK), Ltd. REIT	11,399,329	256,885
Total common stocks (cost: $72,560,707,000)		151,009,034
Rights & warrants 0.00% Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	18,001	2,188
Total rights & warrants (cost: $0)		2,188
Short-term securities 3.16% Money market investments 2.76%
Capital Group Central Cash Fund 4.35% (e)(f)	42,938,410	4,293,841
New Perspective Fund — Page 6 of 10

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.40%	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.23% (e)(g)	87,300,000	$87,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22% (e)(g)	81,100,000	81,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (e)(g)	81,100,000	81,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (e)(g)	81,100,000	81,100
Fidelity Investments Money Market Government Portfolio, Class I 4.23% (e)(g)	74,900,000	74,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22% (e)(g)	62,400,000	62,400
Capital Group Central Cash Fund 4.35% (e)(f)(g)	620,363	62,036
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	56,834,910	56,835
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (e)(g)	37,400,000	37,400
		624,171
Total short-term securities (cost: $4,917,762,000)		4,918,012
Total investment securities 100.32% (cost: $77,478,469,000)		155,929,234
Other assets less liabilities (0.32)%		(500,418)
Net assets 100.00%		$155,428,816
Investments in affiliates (f)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Health care 0.00%
CRISPR Therapeutics AG (a)(b)(h)	$220,364	$4,757	$107,984	$(83,910)	$71,172	$—	$—
Short-term securities 2.80%
Money market investments 2.76%
Capital Group Central Cash Fund 4.35% (e)	270,844	13,960,838	9,937,217	(876)	252	4,293,841	145,545
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 4.35% (e)(g)	26,587	35,449 (i)				62,036	— (j)
Total short-term securities						4,355,877
Total 2.80%				$(84,786)	$71,424	$4,355,877	$145,545

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. The total value of all such securities was $729,520,000, which represented 0.47% of the net assets of the fund.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2025. Refer to the investment portfolio for the security value at 6/30/2025.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
New Perspective Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
New Perspective Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$32,569,824	$—	$—	$32,569,824
Industrials	22,836,047	—	—	22,836,047
Consumer discretionary	20,972,112	—	—	20,972,112
Financials	20,083,894	—	—	20,083,894
Health care	18,979,480	—	—	18,979,480
Communication services	17,803,347	—	—	17,803,347
Consumer staples	8,429,945	293,496	—	8,723,441
Materials	5,272,539	122,876	—	5,395,415
Energy	2,545,727	—	— *	2,545,727
Utilities	842,862	—	—	842,862
Real estate	256,885	—	—	256,885
Rights & warrants	—	2,188	—	2,188
Short-term securities	4,918,012	—	—	4,918,012
Total	$155,510,674	$418,560	$— *	$155,929,234
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
New Perspective Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-007-0825
New Perspective Fund — Page 10 of 10